Summary of Significant Accounting Policies - Additional Information (Detail) In Thousands, unless otherwise specified	2 Months Ended		10 Months Ended	12 Months Ended							12 Months Ended					12 Months Ended																			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Oct. 31, 2012	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Carrying (Reported) Amount, Fair Value Disclosure CNY	Dec. 31, 2012 Estimate of Fair Value, Fair Value Disclosure CNY	Dec. 31, 2012 Government Grant CNY	Dec. 31, 2011 Government Grant CNY	Dec. 31, 2010 Government Grant CNY	Dec. 31, 2012 Mobile Network Operators	Dec. 31, 2012 Games	Dec. 31, 2012 Short-term Investments USD ($)	Dec. 31, 2012 Short-term Investments CNY	Dec. 31, 2011 Short-term Investments CNY	Dec. 31, 2010 Short-term Investments CNY	Dec. 31, 2012 Minimum Feature Phone Games	Dec. 31, 2012 Minimum Mobile Phone Service Providers	Dec. 31, 2012 Maximum Feature Phone Games	Dec. 31, 2012 Maximum Mobile Phone Service Providers	Dec. 31, 2012 Computer software	Dec. 31, 2012 Mobile Games And Platforms Minimum	Dec. 31, 2012 Mobile Games And Platforms Minimum Third Party Vendors	Dec. 31, 2012 Mobile Games And Platforms Minimum Business Combinations	Dec. 31, 2012 Mobile Games And Platforms Maximum	Dec. 31, 2012 Mobile Games And Platforms Maximum Third Party Vendors	Dec. 31, 2012 Mobile Games And Platforms Maximum Business Combinations	Dec. 31, 2012 Acquired customer relationships USD ($)	Dec. 31, 2012 Acquired customer relationships CNY	Dec. 31, 2012 Acquired customer relationships Carrying (Reported) Amount, Fair Value Disclosure CNY	Dec. 31, 2012 Acquired customer relationships Estimate of Fair Value, Fair Value Disclosure CNY	Dec. 31, 2012 Mobile game product development costs
Significant Accounting Policies [Line Items]
Currency translation description				Amounts in US$ are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.2301 on December 31, 2012 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.	Amounts in US$ are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.2301 on December 31, 2012 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.
Fixed rate time deposit classified as short-term investment minimum maturity period	3 months	3 months		3 months	3 months
Fixed rate time deposit classified as short-term investment maximum maturity period	12 months	12 months		12 months	12 months
Interest income				$ 237	1,474		927	70								$ 90	560
Doubtful account written off				89	553
Loss on impairment of goodwill				5,380	33,517
Estimated Useful Lives																								5 years	1 year	1 year	1 year	6 years	5 years	6 years	7 years	7 years			3 years
Loss on impairment of intangible assets				1,751	10,910	1,751
Fair value measurement, discount rate				21.77%	21.77%
Fair value measurement, long term growth rate				3.00%	3.00%
Goodwill									598,358	564,841
Acquired customer relationship									10,910																								10,910	0
Impairment of other intangible assets					10,910																										1,751	10,910
Billing confirmations period after the end of each month														30 days						30 days	30 days	120 days	120 days
Deferred revenue recognition period															3 months
Business taxes, value-added taxes and surcharges				1,463	9,115		11,749	6,127
Business tax rate			5.00%
Value-added tax rate	6.00%	6.00%
Research and development expenses				5,629	35,071		24,566	8,377
Operating leases, total rental expenses				190	1,184		1,081	295
Government grant received												150	2,000
Other non-current liabilities	$ 345	2,150		$ 345	2,150		2,550				2,150